Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 142,450	$ 154,439
Derivative liabilities	142,629	153,491
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	142,450	154,439
Derivative liabilities	142,629	153,491
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	65	50
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	409	383
Derivative liabilities	$ 1,555	$ 2,106